Shareholder Report	11 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key		0001947660
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000248258
Shareholder Report [Line Items]
Class Name		A Non-Withholding
Trading Symbol		MMTXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$73	0.72%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.72%
AssetsNet	$ 982,855,223	$ 982,855,223
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount		$ 1,717,810
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2025

Total Net Assets	$982,855,223
# of Portfolio Holdings	9
Investment Advisory Fees Paid	$1,717,810

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly (excludes Daily)	69.3%
Daily	30.7%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2025

(% of total investments)

Federal National Mortgage Association 07/02/25	20.45%
U.S. Treasury Bill 07/03/25	19.97%
Federal National Mortgage Association 07/07/25	13.04%
U.S. Treasury Bill 07/01/25	10.06%
Federal Home Loan Mortgage Corporation 07/02/25	8.92%
Federal National Mortgage Association 07/01/25	8.68%
Federal Home Loan Mortgage Corporation 07/01/25	7.30%
Federal Home Loan Bank 07/07/25	7.01%
Federal Home Loan Bank 07/01/25	4.57%

C000243299
Shareholder Report [Line Items]
Class Name		A Withholding
Trading Symbol		MMYXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$80	0.79%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.79%
AssetsNet	$ 982,855,223	$ 982,855,223
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount		$ 1,717,810
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2025

Total Net Assets	$982,855,223
# of Portfolio Holdings	9
Investment Advisory Fees Paid	$1,717,810

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly (excludes Daily)	69.3%
Daily	30.7%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2025

(% of total investments)

Federal National Mortgage Association 07/02/25	20.45%
U.S. Treasury Bill 07/03/25	19.97%
Federal National Mortgage Association 07/07/25	13.04%
U.S. Treasury Bill 07/01/25	10.06%
Federal Home Loan Mortgage Corporation 07/02/25	8.92%
Federal National Mortgage Association 07/01/25	8.68%
Federal Home Loan Mortgage Corporation 07/01/25	7.30%
Federal Home Loan Bank 07/07/25	7.01%
Federal Home Loan Bank 07/01/25	4.57%

C000248259
Shareholder Report [Line Items]
Class Name		Institutional Non-Withholding
Trading Symbol		MMGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$74	0.73%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.73%
AssetsNet	$ 982,855,223	$ 982,855,223
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount		$ 1,717,810
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2025

Total Net Assets	$982,855,223
# of Portfolio Holdings	9
Investment Advisory Fees Paid	$1,717,810

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly (excludes Daily)	69.3%
Daily	30.7%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2025

(% of total investments)

Federal National Mortgage Association 07/02/25	20.45%
U.S. Treasury Bill 07/03/25	19.97%
Federal National Mortgage Association 07/07/25	13.04%
U.S. Treasury Bill 07/01/25	10.06%
Federal Home Loan Mortgage Corporation 07/02/25	8.92%
Federal National Mortgage Association 07/01/25	8.68%
Federal Home Loan Mortgage Corporation 07/01/25	7.30%
Federal Home Loan Bank 07/07/25	7.01%
Federal Home Loan Bank 07/01/25	4.57%

C000243300
Shareholder Report [Line Items]
Class Name	Institutional Withholding
Trading Symbol	MMFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 17, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$81	0.83%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.83%
AssetsNet	$ 982,855,223	$ 982,855,223
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 1,717,810
Additional Fund Statistics [Text Block]

Fund Statistics as of 6/30/2025

Total Net Assets	$982,855,223
# of Portfolio Holdings	9
Investment Advisory Fees Paid	$1,717,810

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Weekly (excludes Daily)	69.3%
Daily	30.7%

Largest Holdings [Text Block]

Top Holdings as of 6/30/2025

(% of total investments)

Federal National Mortgage Association 07/02/25	20.45%
U.S. Treasury Bill 07/03/25	19.97%
Federal National Mortgage Association 07/07/25	13.04%
U.S. Treasury Bill 07/01/25	10.06%
Federal Home Loan Mortgage Corporation 07/02/25	8.92%
Federal National Mortgage Association 07/01/25	8.68%
Federal Home Loan Mortgage Corporation 07/01/25	7.30%
Federal Home Loan Bank 07/07/25	7.01%
Federal Home Loan Bank 07/01/25	4.57%